Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Short-Term Borrowings [Abstract]
Schedule Of Short-Term Borrowings

	At December 31,
	2020	2019
Total credit facility borrowing capacity	$2,000	$2,000
Commercial paper outstanding (a)	(70)	(46)
Credit facility outstanding (b)	-	-
Letters of credit outstanding (c)	(9)	(10)
Available unused credit	$1,921	$1,944

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(a)	The weighted average interest rates for commercial paper were 0.17% and 1.84% at December 31, 2020 and December 31, 2019, respectively.
(b)	At December 31, 2020, the applicable interest rate for any outstanding borrowings was LIBOR plus 1.25%.
(c)	Interest rates on outstanding letters of credit at December 31, 2020 and December 31, 2019 were 1.45% and 1.20%, respectively, based on our credit ratings.